Segment information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment information
4	Segment information

Operating segments are components of an enterprise where separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is its Board of Directors. The Group’s operating segments are managed separately because each operating segment represents a strategic business unit providing airport and non-airport services (“others”) to clients in different countries. The Group’s reportable operating segments are the seven countries in which the Group currently operates, which are Argentina, Brazil, Uruguay, Armenia, Ecuador, Italy and Peru.

Within each reportable segment, the Group develops and operates airport concessions (“Airports”) and provides other services not directly related to airport concessions (“Others”).

Assets, liabilities and results of sub-holding and/or holding companies are not allocated and are reported within the “Unallocated” column. This column also includes head office and group services.

The elimination of any intersegment revenues and other significant intercompany operations are included in the “Intersegment Adjustments” column.

The performance of each reportable segment is measured by its adjusted EBITDA, defined, with respect to each segment, as net income before financial income, financial loss, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA for the Brazil segment does not exclude the amortization of the intangible asset related to the fee payable to the Brazilian government for the operation of the Brazilian airport concessions.

Effective April 1, 2018, the CODM revised the current segment reporting to also include another metric of performance. In addition, the CODM considers each reportable segment’s Adjusted EBITDA before Construction Services margin as a relevant performance measure. Prior periods information has been revised to conform to the current period presentation.

Adjusted EBITDA excluding Construction Services is defined, with respect to each segment, as net income before construction services revenue, financial income, construction services cost, financial loss, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA excluding construction services revenue and construction services cost for the Brazil segment does not exclude the amortization of the intangible asset related to the fee payable to the Brazilian government for the operation of the Brazilian airport concessions.

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Intrasegment Adjustments	Unallocated	Total Continuing operations	Total Discontinued operations (Note 29)
Year ended December 31, 2018
Revenue	822,756	256	123,241	-	105,707	17,668	118,376	89,225	155,483	-	(12,313)	5,746	1,426,145	-
Cost of services	(562,275)	(19)	(103,933)	-	(51,953)	(13,305)	(68,541)	(51,382)	(115,077)	-	9,578	(14,518)	(971,425)	-
Gross profit	260,481	237	19,308	-	53,754	4,363	49,835	37,843	40,406	-	(2,735)	(8,772)	454,720	-
Selling, general and administrative expenses	(75,189)	(251)	(20,204)	(15)	(12,796)	(1,348)	(12,676)	(20,512)	(13,610)	-	2,735	(18,033)	(171,899)	-
Other operating income	15,854	41	2,186	-	440	84	137	1,465	-	-	-	-	20,207	-
Other operating expenses	(1,553)	-	(1,445)	-	(267)	(98)	(611)	(80)	-	-	-	-	(4,054)	-
Operating income / (loss)	199,593	27	(155)	(15)	41,131	3,001	36,685	18,716	26,796	-	-	(26,805)	298,974	-
Share of loss in associates	-	-	-	-	-	-	-	-	43	(5,325)	-	1,136	(4,146)	-
Amortization and depreciation	75,164	-	15,011	-	12,687	946	12,137	5,954	11,935	-	-	17,215	151,049	-
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	-	(8,454)	445,877	-
Construction services revenue	(176,131)	-	-	-	(653)	-	(5,799)	-	(15,834)	-	-	-	(198,417)	-
Construction services cost	175,964	-	-	-	634	-	5,629	-	14,117	-	-	-	196,344	-
Adjusted Ebitda excluding Construction Services	274,590	27	14,856	(15)	53,799	3,947	48,652	24,670	37,057	(5,325)	-	(8,454)	443,804	-
Construction services revenue	176,131	-	-	-	653	-	5,799	-	15,834	-	-	-	198,417	-
Construction services cost	(175,964)	-	-	-	(634)	-	(5,629)	-	(14,117)	-	-	-	(196,344)	-
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	-	(8,454)	445,877	-
Financial income													76,281	-
Financial loss													(331,147)	-
Inflation adjustment													(36,460)	-
Amortization and depreciation													(151,049)	-
Income before income tax expense													3,502	-
Income tax expense													(14,101)	-
Net loss													(10,599)	-
														-
Current assets	202,187	251	45,042	116	21,925	3,660	51,264	44,145	51,192	-	(60,077)	173,037	532,742	-
Non-current assets	1,061,352	23	1,224,475	-	149,418	5,396	168,465	46,009	239,489	8,640	(600)	409,869	3,312,536	-
Capital Expenditure	176,525	-	8,264	-	1,832	1,552	8,026	2,127	21,142	-	-	64	219,532	-
Current liabilities	150,971	36	106,907	-	22,874	2,341	25,525	45,130	89,414	-	(59,909)	67,262	450,551	-
Non-current liabilities	504,934	-	1,121,409	-	52,904	2,450	74,457	2,098	65,552	-	(768)	348,994	2,172,030	-

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Intrasegment Adjustments	Unallocated	Total Continuing operations	Total Discontinued operations (Note 29)
Year ended December 31, 2017
Revenue	1,000,303	422	128,842	-	100,553	15,774	94,464	85,310	154,526	-	(10,191)	5,150	1,575,153	-
Cost of services	(638,216)	(144)	(116,164)	-	(48,371)	(12,184)	(52,863)	(50,247)	(104,257)	-	6,778	(14,315)	(1,029,983)	-
Gross profit	362,087	278	12,678	-	52,182	3,590	41,601	35,063	50,269	-	(3,413)	(9,165)	545,170	-
Selling, general and administrative expenses	(96,737)	(242)	(14,361)	-	(11,758)	(1,323)	(11,263)	(16,185)	(30,800)	-	3,413	(14,945)	(194,201)	-
Reversal of previous impairment/(Impairment loss)	-	-	3,065	-	-	-	-	-	-	-	-	-	3,065	-
Other operating income	18,942	69	-	-	74	341	149	287	-	-	-	91	19,953	-
Other operating expenses	(1,271)	(1)	(1,622)	-	(623)	(371)	(827)	(77)	-	-	(9)	(37)	(4,838)	-
Operating income / (loss)	283,021	104	(240)	-	39,875	2,237	29,660	19,088	19,469	-	(9)	(24,056)	369,149	-
Share of loss in associates	-	-	-	-	-	-	-	-	39	(15,283)	-	(597)	(15,841)	-
Amortization and depreciation	32,121	-	17,038	-	12,495	590	11,493	7,376	10,302	-	-	16,899	108,314	-
Adjusted Ebitda	315,142	104	16,798	-	52,370	2,827	41,153	26,464	29,810	(15,283)	(9)	(7,754)	461,622	-
Construction services revenue	(231,014)	-	-	-	(2,750)	-	(2,553)	-	(13,795)	-	-	-	(250,112)	-
Construction services cost	230,829	-	-	-	2,670	-	2,479	-	12,624	-	-	-	248,602	-
Adjusted Ebitda excluding Construction Services	314,957	104	16,798	-	52,290	2,827	41,079	26,464	28,639	(15,283)	(9)	(7,754)	460,112	-
Construction services revenue	231,014	-	-	-	2,750	-	2,553	-	13,795	-	-	-	250,112	-
Construction services cost	(230,829)	-	-	-	(2,670)	-	(2,479)	-	(12,624)	-	-	-	(248,602)	-
Adjusted Ebitda	315,142	104	16,798	-	52,370	2,827	41,153	26,464	29,810	(15,283)	(9)	(7,754)	461,622	-
Financial income													62,555	-
Financial loss													(302,047)	-
Amortization and depreciation													(108,314)	-
Income before income tax expense													113,816	-
Income tax expense													(46,925)	-
Net income													66,891	-

Current assets	200,982	425	66,631	-	24,697	2,887	38,110	42,760	62,144	-	(74,280)	215,122	579,478	-
Non-current assets	709,689	7	1,432,833	-	159,880	5,121	173,087	51,941	236,893	11,790	(1,093)	441,588	3,221,736	-
Capital Expenditure	231,998	41	13,589	-	6,327	852	5,778	934	20,013	-	-	24	279,556	-
Current liabilities	151,794	64	262,624	-	23,536	3,755	22,741	42,929	89,057	-	(73,004)	208,526	732,022	-
Non-current liabilities	412,242	-	1,271,776	-	64,050	1,175	95,159	6,571	73,762	-	(2,369)	349,684	2,272,050	-

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Intrasegment Adjustments	Unallocated	Total Continuing Operations	Total Discontinued operations (Note 29)
Year ended December 31, 2016
Revenue	840,852	373	127,038	-	89,187	14,343	73,234	85,301	141,347	-	(8,697)	3,358	1,366,336	-
Cost of services	(500,336)	(133)	(110,001)	-	(41,842)	(10,572)	(42,953)	(49,081)	(96,289)	-	6,132	(13,999)	(859,074)	-
Gross profit	340,516	240	17,037	-	47,345	3,771	30,281	36,220	45,058	-	(2,565)	(10,641)	507,262	-
Selling, general and administrative expenses	(84,887)	(218)	(12,644)	-	(8,292)	(1,010)	(11,303)	(16,159)	(27,203)	-	2,599	(11,735)	(170,852)	-
Reversal of previous impairment/(Impairment loss)	-	-	(16,638)	-	-	-	-	-	-	-	-	-	(16,638)	-
Other operating income	16,944	-	-	-	-	-	-	-	-	-	-	-	16,944	-
Other operating expenses	(1,331)	58	(643)	-	(220)	(84)	(2,267)	565	-	-	(34)	(947)	(4,903)	-
Operating income / (loss)	271,242	80	(12,888)	-	38,833	2,677	16,711	20,626	17,855	-	-	(23,323)	331,813	-
Share of (loss)/ income in associates	-	-	-	-	-	-	-	-	-	(397)	-	(909)	(1,306)	-
Amortization and depreciation	22,791	-	16,736	-	11,682	527	11,360	7,344	9,478	-	-	16,772	96,690	-
Adjusted Ebitda	294,033	80	3,848	-	50,515	3,204	28,071	27,970	27,333	(397)	-	(7,460)	427,197	-
Construction services revenue	(153,935)	-	-	-	(2,920)	-	(207)	-	(8,003)	-	-	-	(165,065)	-
Construction services cost	153,770	-	-	-	2,835	-	201	-	6,941	-	-	-	163,747	-
Adjusted Ebitda excluding Construction Services	293,868	80	3,848	-	50,430	3,204	28,065	27,970	26,271	(397)	-	(7,460)	425,879	-
Construction services revenue	153,935	-	-	-	2,920	-	207	-	8,003	-	-	-	165,065	-
Construction services cost	(153,770)	-	-	-	(2,835)	-	(201)	-	(6,941)	-	-	-	(163,747)	-
Adjusted Ebitda	294,033	80	3,848	-	50,515	3,204	28,071	27,970	27,333	(397)	-	(7,460)	427,197	-
Financial income													37,521	-
Financial loss													(272,951)	-
Amortization and depreciation													(96,690)	-
Income before income tax expense													95,077	-
Income tax expense													(56,359)	-
Net income													38,718	(9,478)